Fair Value Measurements (Details) - Schedule of unobservable inputs related to Level 3 earn-out shares liability - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unobservable Inputs Related to Level 3 Earn Out Shares Liability [Abstract]
Stock price (in Dollars per share)	$ 0.53	$ 0.44	$ 3.15
Stock price volatility	80.00%	80.00%	80.00%
Expected term	3 years 4 months 20 days	3 years 7 months 20 days	4 years 7 months 20 days
Risk-free interest rate	3.80%	4.20%	1.21%